UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

February 13, 2004       John W. Fisher			Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 29

Form 13F Information Table Value Total:	$259,637,398.00


List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.








                                                      		      Market      Voting
Name of Issuer 		  class   Quantity 		Cusip       	Value
3M COMPANY
com
433486

88579Y101

$36,859,333.00

sole
PROCTER & GAMBLE
com
244264

742718109

$24,397,088.00

sole
DUPONT
com
471788

263534109

$21,650,353.00

sole
CATERPILLAR
com
237094

149123101

$19,683,503.00

sole
GENERAL MOTORS
com
336463

370442105

$17,967,142.00

sole
EXXON MOBIL
com
373701

30231G102

$15,321,754.00

sole
CITIGROUP
com
305060

172967101

$14,807,615.00

sole
CEF ISHARES RUSSELL
com
243440

464287598

$14,209,576.00

sole
GENERAL ELECTRIC
com
389369

369604103

$12,062,652.00

sole
ALTRIA GROUP, INC.
com
208117

02209S103

$11,325,744.00

sole
UNITED PARCEL SERVICE B
com
148519

911312106

$11,072,091.00

sole
AMERICAN EXPRESS
com
229067

025816109

$11,047,901.00

sole
CHEVRONTEXACO
com
124486

166764100

$10,754,303.00

sole
IBM
com
109644

459200101

$10,161,806.00

sole
SBC COMMUNICATIONS, INC.
com
355738

78387G103

$9,274,090.00

sole
MERCK
com
158499

589331107

$7,322,671.00

sole
KIMBERLY CLARK CORP.
com
99525

494368103

$5,880,932.00

sole
TIME WARNER INC COM
com
90000

887317105

$1,619,100.00

sole
ALLSTATE
com
20150

020002101

$866,853.00

sole
DIAMONDS TR UNIT SER 1
com
5530

252787106

$578,272.00

sole
MEDCO HEALTH SOLUTIONS
com
15992

58405U102

$543,573.00

sole
DELPHI CORPORATON
com
39472

247126105

$403,009.00

sole
VERIZON
com
10882

92343V104

$381,741.00

sole
TRAVELERS PPTY CAS CL B
com
19550

89420G406

$331,763.00

sole
SPYDER
com
2651

78462F103

$295,003.00

sole
BELL SOUTH
com
8168

079860102

$231,154.00

sole
JOHNSON & JOHNSON
com
4322

478160104

$223,275.00

sole
INTEL CORP
com
6500

458140100

$208,325.00

Sole
